Commitments, Contingencies and Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments Contingencies And Related Party Transactions [Abstract]
Commitments, Contingencies and Related Party Transactions
Note 11.    Commitments, Contingencies and Related Party Transactions
Commitment:
The Company leases its office facilities under a
non-cancelable
operating lease agreement with an unrelated party. On November 26, 2019, the Company amended the lease agreement to rent additional office space. The amendment reduced the required deposit of a letter of credit from $1,500 thousand to $1,000 thousand, which would be paid to the lessor in the event of default. On June 29, 2021, the required deposit of a letter of credit associated with the agreement was increased to $1,750 thousand. As of June 30, 2021 and December 31, 2020, there were no outstanding balances on the letter of credit. The amendment also extended the expiration date to September 2030.
Rent expense, which is included in occupancy expense in the consolidated statements of operations, totaled $875 thousand and $701 thousand for the three months ended June 30, 2021 and 2020, respectively, and $1,750 thousand and $1,404 thousand for the six months ended June 30, 2021 and 2020, respectively.
Future minimum lease payments as of June 30, 2021 are as follows (in thousands):

Year	Amount
Remainder of 2021	$1,095
2022	2,271
2023	2,339
2024	2,410
2025	2,482
Thereafter	12,840

Total	$23,437

Legal

contingencies:
Due to the nature of its business activities, the Company is subject to extensive regulations and threatened legal action which arises in the normal course of business.
The Company has received inquiries from certain agencies and states on its lending compliance, the validity of the bank partnership model, and its ability to facilitate the servicing of bank originated loans. Management is confident that its lending practices and the bank partnership structure, in addition to the Company’s technologies, services, and overall relationship with its bank partners, complies with state and federal laws. However, the inquiries are still in process and the outcome is unknown at this time.
In the opinion of management, after considering the advice of its legal counsel, there is no pending or threatened legal action of any material consequence as of June 30, 2021 and December 31, 2020 and that any reasonably possible losses in addition to amounts accrued are not material to the financial statements.
Related party transactions:
In August 2020, the Company entered into a Management Fee Agreement (the Agreement) with SCG. Per the Agreement, SCG provides board and advisory services. For the three and six months ended June 30, 2021, management fees totaled $175 thousand and $350 thousand, respectively.

Note 11. Commitments, Contingencies and Related Party Transactions
Commitment:
The Company leases its office facilities under a
non-cancelable
operating lease agreement with an unrelated party. On November 26, 2019, the Company amended the lease agreement to rent additional office space. The amendment reduced the required deposit of a letter of credit from $1,500,000 to $1,000,000, which would be paid to the lessor in the event of default. As of December 31, 2020 and 2019, there were no outstanding balances on the letter of credit. The amendment also extended the expiration date to September 2030.
Rent expense for the years ended December 31, 2020, 2019, and 2018 was $3,065,756, $2,107,189, and $1,378,282, respectively, and is included in occupancy expense in the consolidated statements of operations.
Future minimum lease payments are as follows:

Year Ending
December 31,	Amount
2021	$1,876,795
2022	2,271,268
2023	2,339,406
2024	2,409,749
2025	2,482,297
Thereafter	12,839,732

Total	$24,219,247

Legal contingencies:
Due to the nature of its business activities, the Company is subject to extensive regulations and threatened legal action which arises in the normal course of business.
The Company has received inquiries from certain agencies and states on its lending compliance, the validity of the bank partnership model, and its ability to facilitate the servicing of bank originated loans. Management is confident that its lending practices and the bank partnership structure, in addition to the Company’s technologies, services, and overall relationship with its bank partners, complies with state and federal laws. However, the inquiries are still in process and the outcome is unknown at this time.
In the opinion of management, after considering the advice of its legal counsel, there is no pending or threatened legal action of any material consequence as of December 31, 2020 and 2019 and that any reasonably possible losses in addition to amounts accrued are not material to the financial statements.
Related party transactions:
In August 2020, the Company entered into a Management Fee Agreement (the Agreement) with SCG. Per the Agreement, SCG provides board and advisory services. For the year ended December 31, 2020, management fees totaled $700,000.